Basis of preparation	12 Months Ended
Dec. 31, 2020
Basis of preparation
Basis of preparation

2 Basis of preparation

Unless otherwise specified, “the Company” refers to Centogene N.V. and Centogene GmbH throughout the remainder of these notes, while “the Group” refers to Centogene N.V., Centogene GmbH and its subsidiaries.

The consolidated financial statements of the Group were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”).  The accounting policies used in the fiscal year 2020 generally correspond to the policies applied in the prior year, except for certain amendments to the standards which are effective for annual periods beginning on or after January 1, 2020 (see note 3).  In addition, certain prior period information has been reclassified to conform with current year presentation (see note 17).

These consolidated financial statements are presented in euro, which is the Group’s functional currency. Unless otherwise specified, all financial information presented in euro is rounded to the nearest thousand (EUR k) in line with customary commercial practice.

COVID-19 Pandemic

The COVID-19 pandemic, which began in December 2019, has spread worldwide and continues to cause many governments to maintain measures to slow the spread of the outbreak through quarantines, travel restrictions, closures of borders and requiring maintenance of physical distance between individuals.

As part of the Group’s initiative to assist local, national and international authorities as well as other partners in their efforts to facilitate the earliest possible diagnosis of COVID-19 and thereby contribute to allowing society to return to a “new” normal, the Group commenced testing for COVID-19 in March 2020. The Group offers a COVID-19 testing solution to the community. This includes the COVID-19 tests, which received Emergency Use Authorizations (“EUA”) from the FDA in July 2020; the CentoKit-19, a fully validated sample collection kit which can either be used by healthcare professionals or self-administered by individuals; and the Corona Test Portal, a secure digital platform allowing seamless registration and result notification. The Group has leveraged its core competency of providing precise medical diagnoses, as well as its infrastructure, to help prevent further outbreaks of SARS-CoV-2 (COVID-19). As part of this initiative, the Group has become a large COVID-19 testing company in Europe, with a leading role in providing testing services at airports in Germany. The positive financial contribution from COVID-19 testing will enable the Group to make strategic investments to further solidify its leading position in the rare disease space. Furthermore, new virus variants have emerged since mid-December 2020. How these mutations develop and their impact on the effectiveness of vaccines have not yet been determined. However, this could potentially prolong the need for testing on a broader scale.

Due to the growth and significance of the COVID-19 business in relation to the total activities of the Group, the COVID-19 testing business is managed and reported as a separate segment beginning in the third quarter of 2020. In the second quarter 2020 report, furnished to the SEC on Form 6-K on September 23, 2020, the financial impact of the COVID-19 business has been reported as a part of our Diagnostics segment, whereas it has been separated from the Diagnostics segment and included in the full year COVID-19 financials in these financial statements.